Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended	6 Months Ended
	Apr. 28, 2021	Dec. 17, 2020	Oct. 28, 2020	Dec. 31, 2020	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO				$ 373,750,000
Offering costs		$ 19,500,000
Deferred underwriting commissions		13,100,000		13,081,250	$ 13,081,250
Proceeds from issuance of warrants		$ 373,800,000
Restricted investments term		185 days
Value per share		$ 10.00
Net tangible assets for consummation of business combination		$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent		15.00%
Dissolution expense		$ 100,000
Cash				2,266,049	$ 877,620
Proceeds from lines of credit				127,850
Stock issued during period value issued for services				25,000
Net working capital				$ 2,000,000.0
Business Acquisitions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Share Price	$ 10.00
Business Acquisitions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisitions purchase price allocation	$ 1,028,738,000
Business combination step acquisition percentage	125.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of business combination		80.00%
Maximum aggregate business acquisitions amount	$ 15,000,000
Minimum [Member] | Business Acquisitions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of voting interests acquired		50.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum aggregate business acquisitions amount	$ 60,000,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of redeeming shares of public shares without the company's prior written consent		100.00%
Business combination period		24 months
PIPE Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	8,000,000
Stock issued during period value issued for services	$ 80,000,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value per share		$ 11.50		$ 9.20	$ 9.20
Ordinary shares par value	$ 0.0001			$ 0.0001	$ 0.0001
Stock conversion basis	one-for-one
Ordinary shares issued				4,330,042	4,237,863
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value	$ 0.0001			$ 0.0001	$ 0.0001
Stock conversion basis	one-for-one
Ordinary shares issued				9,343,750	9,343,750
Founder Share Amount [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value issued for services					$ 25,000
Founder Shares [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares			10,062,500
Proceeds from lines of credit					$ 128,000
Founder Shares [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock conversion basis				one to one	one to one
Founder Shares [Member] | Common Class B [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value			$ 0.0001
Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value per share	$ 15.00
Ordinary shares issued	1,121,250
Number of trading days for determining the share price	20 days
Number Of Consecutive Trading Days For Determining The Share Price	30 days
Ordinary Shares | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares				37,375,000
Ordinary Shares | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value issued for services				$ 934
Operating Bank Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash				$ 2,300,000	$ 878,000
Working deficit					$ 3,800,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrants		$ 9,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period		6,316,667
Class of warrants and rights issued price per warrant		$ 1.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs		$ 19,900,000
Deferred underwriting commissions		$ 13,100,000
Value per share		$ 10.00
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		37,375,000
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO		$ 373,800,000
Stock conversion basis		Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public warrant”).
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares				4,875,000	4,875,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		4,875,000